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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.): [_]  is a restatement.
                                  [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mercury Real Estate Advisors LLC
Address: Three River Road
         Greenwich, CT 06807

13F File Number 28-11650

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Malcolm F. MacLean IV
Title: Managing Member
Phone: (203) 769-2980

Signature, Place and Date of Signing

 /s/ Malcolm F. MacLean IV  Greenwich, Connecticut         May 14, 2007
 ------------------------- ------------------------  ------------------------

Report Type (Check only one.)

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      2

Form 13F Information Table Entry Total:                19

Form 13F Information Table Value Total: $308,436 (x 1000)


List of Other Included Managers:

   01  File Number 28-11653        David R. Jarvis

   02  File Number 28-11654        Malcolm F. MacLean IV

       Mercury Real Estate Advisors, LLC, Mr. Jarvis and Mr. MacLean share investment discretion with respect to the reported securities.

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                          FORM 13F INFORMATION TABLE

                                                                                          Voting    Voting    Voting
                                          Value x  Shares   SH/ Put/ Investment  Other   Authority Authority Authority
Issuer               Type        Cusip     1000    Prn Amt  PRN Call Discretion Managers   Sole     Shared     None
------          -------------- ---------- ------- --------- --- ---- ---------- -------- --------- --------- ---------
ALESCO FINL INC  COMMON STOCK  '014485106 18,036  2,070,699 SH         OTHER             2,070,699     0         0
  COM
BARNWELL         COMMON STOCK  '068221100 28,637  1,403,754 SH         OTHER             1,403,754     0         0
  INDUSTRIES
  INC COM ST
CALIFORNIA       COMMON STOCK  '129915203 16,392    807,894 SH         OTHER               807,894     0         0
  COASTAL C
  MNTYS INC
CAPITAL PPTYS    COMMON STOCK  '140430109  2,283    103,947 SH         OTHER               103,947     0         0
  INC RI COM
CAPITAL SR       COMMON STOCK  '140475104 27,701  2,385,937 SH         OTHER             2,385,937     0         0
  LIVING CO RP
  COM ST
DIAMONDROCK      COMMON STOCK  '252784301 10,266    540,300 SH         OTHER               540,300     0         0
  HOSPITAL ITY
  CO CO
ENTERTAINMENT   COM SH BEN INT '29380T105    523      8,673 SH         OTHER                 8,673     0         0
  PROPER TIES
  TRUS
FELDMAN MALL     COMMON STOCK  '314308107 15,412  1,269,553 SH         OTHER             1,269,553     0         0
  PROPERT IES
HILTON HOTELS    COMMON STOCK  '432848109 14,024    390,000 SH         OTHER               390,000     0         0
  CORP COM STK
ISHARES DJ US   DJ US REAL EST '464287739    639      7,500 SH         OTHER                 7,500     0         0
  REAL E STATE
ISHARES INC          MSCI      '464286673    318     25,700 SH         OTHER                25,700     0         0
  MSCI            SINGAPORE
  SINGAPORE
  IND
LAS VEGAS        COMMON STOCK  '517834107 10,393    120,000 SH         OTHER               120,000     0         0
  SANDS CORP
  COM STK
MAXUS REALTY     COMMON STOCK  '57774B109  1,543    113,911 SH         OTHER               113,911     0         0
  TRUST I NC
  COM RE
NEW ENGLAND      COMMON STOCK  '644206104 11,832    137,597 SH         OTHER               137,597     0         0
  REALTY A
  SSOCIATES
RAIT FINANCIAL   COMMON STOCK  '749227104 74,633  2,671,190 SH         OTHER             2,671,190     0         0
  TRUST
SONESTA          COMMON STOCK  '835438409  9,895    349,647 SH         OTHER               349,647     0         0
  INTERNATIONA
  L HOTELS
TEXAS PACIFIC    COMMON STOCK  '882610108 43,276    178,455 SH         OTHER               178,455     0         0
  LAND T RUST
  COM
VAIL RESORTS     COMMON STOCK  '91879Q109 17,890    329,300 SH         OTHER               329,300     0         0
  INC COM STK
WYNN RESORTS     COMMON STOCK  '983134107  4,743     50,000 SH         OTHER                50,000     0         0
  LTD COM STK